Commitments - Schedule of Lease Commitments, Group as Lessee (Details) - Lessee $ in Thousands	12 Months Ended
Jun. 30, 2018 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases	$ 3,926
Total commitments	3,926
Within One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases	1,651
Total commitments	1,651
Later Than One Year But No Later Than Three Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases	2,240
Total commitments	2,240
Later Than Three Years But No Later Than Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases	35
Total commitments	$ 35